Cover Page	Dec. 03, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	MIND Technology, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13490
Entity Tax Identification Number	76-0210849
Entity Address, Address Line One	2002 Timberloch Place
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(281)
Local Phone Number	353-4475
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000926423
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock - $0.01 par value per share
Trading Symbol	MIND
Security Exchange Name	NASDAQ
Series A Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock - $1.00 par value per share
Trading Symbol	MINDP
Security Exchange Name	NASDAQ